Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Number of operating segment	4
Major Customer [Member]
Statement [Line Items]
Number of major customers	0
Benchmark for major customer	10.00%
Natura &Co LATAM
Statement [Line Items]
Percentage of entity's revenue	56.00%
Avon International [Member]
Statement [Line Items]
Percentage of entity's revenue	25.00%
TBS International
Statement [Line Items]
Percentage of entity's revenue	14.00%
Aesop International [member]
Statement [Line Items]
Percentage of entity's revenue	5.00%